UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: JUNE 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)
June 30, 2007

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Semi-Annual Report
(Unaudited)

June 30, 2007

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio securities during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2007

	Cost	Fair Value
Assets
Investments in securities
Debt securities	$183,512,424	$172,713,223
Equity securities	116,858,216	121,922,307
Total investments in securities	300,370,640	294,635,530

Cash and cash equivalents		53,666,523
Subscription receivable from parent		98,500,000
Deferred debt issuance costs		7,264,609
Accrued interest income on securities		3,401,405
Other receivable from parent		353,116
Prepaid expenses and other assets		273,566
Total assets		458,094,749

Liabilities
Credit facility payable		102,500,000
Payable for investment securities purchased		16,356,666
Distributions payable to common limited partner		5,691,111
Management and advisory fees payable		2,462,500
Payable to parent		1,537,975
Interest payable		730,406
Director fees payable		26,833
Accrued expenses and other liabilities		562,086
Total liabilities		129,867,577

Preferred limited partnership interests
Series A preferred interests; $20,000/interest liquidation preference;
25,000 interests authorized, 3,050 interests issued and outstanding		61,000,000
Accumulated distributions on Series A preferred interests		339,793
Total preferred limited partnership interests		61,339,793

Net assets applicable to common limited and general partners		$266,887,379

Composition of net assets applicable to common limited and general partners
Paid-in capital		$293,294,966
Distributions and accumulated net investment loss		(20,409,550)
Accumulated net realized gain on investment		76,866
Accumulated net unrealized depreciation on investments		(5,735,110)
Accumulated distributions to preferred limited partners		(339,793)
Net assets applicable to common limited and general partners		$266,887,379

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

June 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Securities (49.59%)
Bank Debt (30.70%) (1)
Automobiles (4.97%)
EaglePicher Holdings Inc., 2nd Lien Term Loan, LIBOR +8.5%, due 6/30/11
(Acquired 11/24/06, Amortized Cost $10,308,333)	$10,000,000	$10,266,670	2.95%
EaglePicher Holdings Inc., 3rd Lien Term Loan, LIBOR +12.5%, due 12/30/11
(Acquired 11/24/06, Amortized Cost $4,111,212)	$4,073,919	4,196,137	1.20%
EaglePicher Holdings Inc., Tranche B Term Loan, LIBOR +4.5%, due 12/30/10
(Acquired 10/12/06, Amortized Cost $2,854,828)	$2,840,625	2,844,684	0.82%
Total Automobiles		17,307,491

Cable & Other Pay Television Services (5.17%)
Bresnan Communications, LLC, 2nd Lien Term Loan, LIBOR +4.5%, due 3/29/14
(Acquired 11/22/06, Amortized Cost $18,206,094)	$17,750,000	18,027,344	5.17%

Communications Services, NEC (4.78%)
WildBlue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR +4% Cash +4% PIK, due 12/31/09
(Acquired 6/28/07, Amortized Cost $7,862,044)	$7,839,177	7,760,785	2.23%
WildBlue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR +5% Cash +4.5% PIK, due 8/15/11
(Acquired 6/28/07, Amortized Cost $8,944,622)	$8,944,622	8,899,899	2.55%
Total Communications Services, NEC		16,660,684

Computer Communications Equipment (4.12%)
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR +9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $2,588,317) - (Ireland)	$2,614,462	2,666,751	0.76%
Enterasys Networks, Inc. Senior Secured Note, LIBOR +9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $11,348,775)	$11,463,409	11,692,677	3.36%
Total Computer Communications Equipment		14,359,428

Retail Stores (3.18%)
Toys R Us, Real Estate Term Loan, LIBOR +3%, due 12/9/08
(Acquired 10/18/06, Amortized Cost $11,031,875)	$11,000,000	11,062,733	3.18%

Telephone Communications (8.63%)
Global Crossing Limited, Tranche B Term Loan, LIBOR +6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $20,381,556)	$20,381,556	20,407,033	5.86%
Interstate Fibernet, Inc. 1st Lien Senior Secured Note,
LIBOR +8% Cash +0.5% PIK, due 7/25/09
(Acquired 2/23/07, Amortized Cost $2,995,708)	$2,875,272	2,979,501	0.86%
Interstate Fibernet, Inc. 2nd Lien Senior Secured Note,
LIBOR +7.75% Cash +0.75% PIK, due 8/26/09
(Acquired 1/12/07, Amortized Cost $6,715,754)	$6,665,854	6,665,854	1.91%
Total Telephone Communications		30,052,388

Buildings and Real Estate (-0.15%)
Realogy Corp Revolver, LIBOR +2.25%, due 4/10/13
(Acquired 6/18/07, 7/9/07, 7/13/07, and 8/17/07, Amortized Cost $(450,000))	$10,000,000	(530,000)	(0.15%)

Total Bank Debt Securities (Cost $106,899,118)		106,940,068

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2007

Showing Percentage of Total Cash and Investments of the Partnership

Security	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Securities (continued)
Corporate Debt Securities (18.89%)
Leisure, Amusement, Motion Pictures and Entertainment (5.59%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07(2)	$19,646,000	$19,456,416	5.59%

Retail Stores (13.30%)
Linens 'n Things, Inc. Floating Rate Note, LIBOR +5.625%, due 1/15/14	$62,515,000	46,316,739	13.30%

Total Corporate Debt Securities (Cost $76,613,306)		65,773,155

Total Debt Securities (Cost $183,512,424)		172,713,223

Equity Securities (35.01%)
Buildings and Real Estate (24.81%)
Fleetwood Enterprises, Inc. Common Stock (2)	2,966,000	26,842,300	7.71%
Owens Corning, Inc. Common Stock (2)	1,770,767	59,550,894	17.10%
Total Buildings and Real Estate		86,393,194

Utilities (10.20%)
Mirant Corporation Common Stock (2)	833,039	35,529,113	10.20%

Total Equity Securities (Cost $116,858,216)		121,922,307

Total Investment in Securities (Cost $300,370,640)		294,635,530

Cash and Cash Equivalents (15.40%)
American Express Credit Corporation Commercial Paper, 5.25%, due 7/20/07	$2,000,000	1,991,542	0.57%
Bear Stearns Commercial Paper, 5.25%, due 7/20/07	$14,000,000	13,940,792	4.00%
Rabobank Commercial Paper, 5.32%, due 7/2/07	$10,000,000	9,995,567	2.87%
Toyota Motor Credit Corp Commercial Paper, 5.24%, due 7/20/07	$14,000,000	13,940,904	4.00%
UBS Finance Commercial Paper, 5.35%, due 7/2/07	$13,000,000	12,994,204	3.73%
Wells Fargo Bank Overnight REPO	$752,432	752,432	0.22%
Cash Held on Account at Various Institutions	$51,082	51,082	0.01%
Total Cash and Cash Equivalents		53,666,523

Total Cash and Investments in Securities		$348,302,053	100.00%

Notes to Statement of Investments:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)	Non-income producing security.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $246,268,396 and $62,267,456, respectively. Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The total value of restricted securities as of June 30, 2007 was $106,940,068 or 30.70% of total cash and investments of the Partnership.

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2007

Investment income
Interest income	$8,750,567
Other income	635
Total interest and related investment income	8,751,202

Operating expenses
Management and advisory fees	13,368,988
Interest expense	1,150,650
Commitment fees	778,853
Amortization of deferred debt issuance costs	430,891
Legal fees, professional fees and due diligence expenses	279,302
Insurance expense	127,172
Director fees	61,320
Organizational costs	22,218
Other operating expenses	63,681
Total expenses	16,283,075

Net investment loss	(7,531,873)

Net realized and unrealized loss on investments
Net realized gain from investments	105,236

Change in net unrealized appreciation/depreciation on investments
Net unrealized appreciation, beginning of period	1,218,589
Net unrealized depreciation, end of period	(5,735,110)
Net change in unrealized appreciation/depreciation on investments	(6,953,699)
Net realized and unrealized loss on investments	(6,848,463)

Distributions to Series A preferred limited partners	(81,327)
Net change in reserve for distributions to preferred limited partners	(317,551)

Net decrease in net assets applicable to common limited
and general partners resulting from operations	$(14,779,214)

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2007 (Unaudited)
	Total	Common Limited Partner	General Partner

Net assets applicable to common limited and general partners,
beginning of period	$145,014,518	$145,014,518	$-

Capital contributions	148,962,025	148,962,025	-

Net investment loss	(7,531,873)	(7,531,873)	-
Net realized gain on investments	105,236	105,236	-
Net change in unrealized appreciation/depreciation on investments	(6,953,699)	(6,953,699)	-
Distributions to preferred limited partners from
net investment income	(81,327)	(81,327)	-
Net change in reserve for distributions to preferred
limited partners	(317,551)	(317,551)	-
Net decrease in net assets applicable to common limited
and general partners resulting from operations	(14,779,214)	(14,779,214)	-

Distributions to common limited and general partners from
net investment income	(12,309,950)	(12,309,950)	-

Net assets applicable to common limited and general partners, end of period (including distributions and accumulated net
investment loss of $20,409,550)	$266,887,379	$266,887,379	$-

	December 15, 2006 (Inception) to December 31, 2006
	Total	Common Limited Partner	General Partner

Net assets applicable to common limited and general partners,
beginning of period	$-	$-	$-

Capital contributions (including contributed securities with
unrealized gains of $1,232,304)	145,565,245	145,565,245	-

Net investment loss	(486,400)	(486,400)	-
Net realized loss on investments	(28,370)	(28,370)	-
Net change in unrealized appreciation on investments	(13,715)	(13,715)	-
Net change in reserve for distributions to preferred
limited partners	(22,242)	(22,242)	-
Net decrease in net assets applicable to common limited and
general partners resulting from operations	(550,727)	(550,727)	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment loss of
$486,400)	$145,014,518	$145,014,518	$-

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2007

Operating activities
Net decrease in net assets applicable to common limited and general partners
resulting from operations	$(14,779,214)
Adjustments to reconcile net decrease in net assets applicable to common limited and general partners resulting from operations to net cash used in operating activities:
Net realized gain on investments	(105,236)
Net change in unrealized appreciation on investments	6,953,699
Distributions paid to Series A preferred limited partners	81,327
Increase in reserve for distributions to Series A preferred limited partners	317,551
Income from paid in-kind capitalization and other non-cash income	(370,512)
Amortization of deferred debt issuance costs	430,891
Changes in assets and liabilities:
Purchases of investment securities	(246,268,396)
Proceeds from sales, maturities and paydowns of investment securities	62,267,456
Increase in accrued interest income on securities	(2,124,025)
Increase in prepaid expenses and other assets	(288,196)
Decrease in payable for investment securities purchased	(1,678,339)
Increase in management and advisory fees payable	1,163,542
Decrease in rating agency fees payable	(900,000)
Increase in interest payable	674,533
Increase in Director fees payable	26,833
Increase in accrued expenses and other liabilities	1,812,873
Net cash used in operating activities	(192,785,213)

Financing activities
Proceeds from cash contribution in exchange for common limited partnership interests	50,462,025
Proceeds from draws on credit facility	102,500,000
Principal repayments on credit facility	(72,000,000)
Proceeds from issuance of preferred limited partnership interests	61,000,000
Redemptions of preferred limited partnership interests	(10,000,000)
Distributions paid to Series A preferred limited partners	(81,327)
Distributions paid to common limited partners	(6,618,839)
Payments for debt issuance costs	(1,779,586)
Net cash provided by financing activities	123,482,273

Net decrease in cash and cash equivalents	(69,302,940)
Cash and cash equivalents at beginning of period	122,969,463
Cash and cash equivalents at end of period	$53,666,523

Supplemental disclosure:
Interest payments	$475,661

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2007

1. Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware limited partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006. On December 15, 2006, Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) contributed substantially all of its assets totaling $145,565,245 to the Partnership in exchange for 100% of the common limited partnership interests in a non-taxable transaction. The contributed assets consisted of investment securities $109,052,546 (including unrealized gains of $1,232,304), cash of $49,518,680, and other liabilities over other assets of $13,005,981. Following the asset transfer, all portfolio activity is conducted by and in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. TCP is controlled and managed by Tennenbaum & Co., LLC (“Tennenbaum & Co.”) and certain affiliates. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP. The Partnership, TCP, Tennenbaum & Co., SVOF/MM, and their members and affiliates may be considered related parties.

Partnership management consists of the General Partner and the Board of Directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act. The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The Board of Directors consists of three persons, two of whom are independent. If the Partnership has preferred limited partnership interests outstanding, as it currently does, the holders of the preferred limited partnership interests voting separately as a class will be entitled to elect two of the Partnership’s Directors. The remaining directors of the Partnership will be subject to election by holders of the common limited partnership interests and preferred limited partnership interests voting together as a single class.

Partnership Structure

As of June 30, 2007, the total maximum capitalization of the Partnership was approximately $1.97 billion, consisting of $985 million of common limited partnership interests (the “Common Limited

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

1. Organization and Nature of Operations (continued)

Interests”) from the Common Limited Partner, $329 million of preferred limited partnership interests (the “Preferred Limited Interests”) and $656 million under a senior secured revolving credit facility (the “Senior Facility”). Such amounts are subject to increase. The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Substantially all of these investments are included in the collateral for the Senior Facility and are available to pay certain fees and expenses of the Partnership incurred in connection with its organization and capitalization.

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests. However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Common Limited Partnership Interests

As of June 30, 2007, the Common Limited Partner committed to purchase a total of $985 million of the Common Limited Interests over a three-year period on dates specified by the Partnership. The Partnership accepted an initial commitment of $725 million at its inception on December 15, 2006, and received assets from the Common Limited Partner representing 20% of this initial commitment on the same day. The Partnership accepted an additional commitment of $260 million on February 22, 2007, and received 20% of this second commitment on or about February 26, 2007. The Partnership called an additional 10% of the Common Limited Partner’s commitment on June 28, 2007, which it received on or about August 1, 2007.

Preferred Limited Partnership Interests

At June 30, 2007, the Partnership had 3,050 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest. The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions, and, during the ramp-up period, may be reissued. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At June 30, 2007, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

1. Organization and Nature of Operations (continued)

leveraging documents), the higher of (ii) LIBOR plus 0.65% or (ii) the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). In the opinion of the Investment Manager and the General Partner, the financial results of the Partnership included herein contain all adjustments necessary to present fairly the financial position of the Partnership as of June 30, 2007, the results of its operations and its cash flows for the six months then ended and the changes in net assets for the six months then ended and for the period from December 15, 2006 (inception) to December 31, 2006. The following is a summary of the significant accounting policies of the Partnership.

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with the Senior Facility and Statement of Preferences for the Preferred Limited Interests. Investments listed on a recognized exchange, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.

Liquid investments not listed on a recognized exchange are valued by an approved nationally recognized security pricing service or by using either the average of the bid prices on the date of valuation, as supplied by three approved broker-dealers, or the lower of two quotes from approved broker-dealers. At June 30, 2007, all of the investments of the Partnership were valued based on prices from a recognized exchange, nationally recognized third-party pricing service or an approved third-party appraisal.

Investments not listed on a recognized exchange nor priced by an approved source (“Unquoted Investments”) are valued as follows for purposes of inclusion as permitted collateral in the borrowing base of the Senior Facility:

a)
for semi-liquid investment positions with a value of 2% of the Partnership’s Total Capitalization (as defined in the Senior Facility credit agreement) or greater but less than 4% of Total Capitalization, the most recent quote provided by an approved investment banking firm an approved third-party appraisal;

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

2. Summary of Significant Accounting Policies (continued)

b)	for semi-liquid investment positions with a value greater than 4% of Total Capitalization, the most recent valuation provided by an approved third-party appraisal; and

c)	for illiquid investment positions with a value of 2% of Total Capitalization or greater, the most recent valuation provided by an approved third-party appraisal.

However, notwithstanding items (a) through (c), above, the Investment Manager may determine the market value of Unquoted Investments without obtaining a third-party quote or appraisal, up to an aggregate of 5% of Total Capitalization.

Investments for which market quotations are not readily available or are determined to be unreliable are valued at fair value under guidelines adopted by the Board of Directors and subject to their approval. Fair value is generally defined as the amount that an investment could be sold for in an orderly disposition over a reasonable time. Generally, to increase objectivity in valuing the Partnership’s assets, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.

The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The Investment Manager generally uses three methods to fair value securities:

(i) Cost Method. The cost method is based on the original cost of the securities to the Partnership. This method is generally used in the early stages of a portfolio company’s development until significant positive or negative events occur subsequent to the date of the original investment by the Partnership in such company that dictate a change to another valuation method.

(ii) Private Market Method. The private market method uses actual, executed, historical transactions in a portfolio company’s securities by responsible third parties as a basis for valuation. In connection with utilizing the private market method, the Investment Manager may also use, where applicable, unconditional firm offers by responsible third parties as a basis for valuation.

(iii) Analytic Method. The analytical method is generally used by the Investment Manager to value an investment position when there is no established public or private market in the portfolio company’s securities or when the factual information available to the Investment Manager dictates that an investment should no longer be valued under either the cost or private market method. This valuation method is based on the judgment of the Investment Manager, using data available for the applicable portfolio securities.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

2. Summary of Significant Accounting Policies (continued)

Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for such investments existed, and the differences could be material.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of securities sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less. For purposes of reporting cash flows, cash consists of the cash held with brokerage firms and the custodian bank, and cash equivalents maturing within 90 days.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral securities, for which the fair value exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Investments in Restricted Securities

The Partnership may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Statement of Investments. Restricted securities, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

2. Summary of Significant Accounting Policies (continued)

Investments in Foreign Securities

The Partnership may invest in securities traded in foreign countries and denominated in foreign currencies. At June 30, 2007, the Partnership did not hold any investments denominated in foreign currencies.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies, when they occur, are translated into U.S dollars on the respective dates of such transactions.  As such, foreign security positions and transactions are susceptible to foreign currency as well as overall market risk. Accordingly, potential unrealized gains and losses from foreign security transactions may be affected by fluctuations in foreign exchange rates. Such fluctuations are included in the net realized and unrealized gain or loss from investments.

Securities of foreign companies and foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Debt Issuance Costs

Costs of $7,721,709 were incurred in connection with placing the Partnership’s Senior Facility. These costs are being deferred and are amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not expected to be material to the Partnership’s operations.

Organization Costs

Organization costs of $0.18 million were incurred in connection with the formation of the Partnership; $0.16 million were expensed to operations in 2006 and $0.02 million were expensed to operations in 2007.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt securities are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer and due to general market factors that influence the financial markets as a whole. GAAP requires that discounts on corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. The process of accreting the purchase discount of a debt security to par over the holding period results in accounting entries that increase the cost basis of the investment and record a noncash income accrual to the statement of

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

2. Summary of Significant Accounting Policies (continued)

operations. The Partnership considers it prudent to follow GAAP guidance that requires the Investment Manager to consider the collectibility of interest when making accruals. Statement of Position 93-1 discusses financial accounting and reporting for high yield debt securities and notes for which, because of the credit risks associated with high yield and distressed debt securities, income recognition must be carefully considered and constantly evaluated for collectibility.

Accordingly, when accounting for purchase discounts, management recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated. A reclassification entry is recorded at year-end to reflect purchase discounts on all realized investments. For income tax purposes, the economic gain resulting from the sale of debt securities purchased at a discount is allocated between interest income and realized gains.

Distributions to the Common Limited Partner

Distributions to the Common Limited Partner are recorded on the ex-dividend date. The amount to be paid out as a distribution is determined by the General Partner, which has provided the Investment Manager with criteria for such distributions, and is generally based upon the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership. Net realized capital gains are distributed at least annually. The Partnership’s General Partner declared distributions of $12,309,950 during the six months ended June 30, 2007.

Income Taxes

The Fund’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. The tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss are subject to examination by federal and state taxing authorities for all tax years since inception. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments of the Partnership at June 30, 2007 were as follows:

Unrealized appreciation	$10,118,313
Unrealized depreciation	(15,853,423)
Net unrealized appreciation	(5,735,110)

Cost	$300,370,640

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable and accurate, actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FIN No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. The interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 requires recognition of tax benefits that satisfy a greater than 50% probability threshold. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 became effective for the Partnership beginning January 1, 2007. The adoption of FIN 48 did not have a significant impact on the Company’s financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. This statement is effective for the Partnership beginning January 1, 2008. At this time, the Partnership is assessing the potential impact of SFAS No. 157 on the financial statements.

3. Allocations and Distributions

As set forth in the Partnership Agreement, distributions made to the Common Limited Partner and the General Partner with respect to any accounting period are determined as follows:

a)
First, 100% to the Common Limited Partner until the amount distributed to the Common Limited Partner, together with amounts previously distributed to the Common Limited Partner, equals an 8% annual weighted-average return on undistributed capital attributable to the Common Limited Interests;

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

3. Allocations and Distributions (continued)

b)	Then, 100% to the General Partner until the cumulative amount of such distribution equals 25% of all amounts previously distributed to the Common Limited Partner pursuant to clause (a) above; and

c)	All remaining amounts: (i) 80% to the Common Limited Partner and (ii) 20% to the General Partner.

The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.

Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period is allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of June 30, 2007, the Partnership’s cumulative annualized return did not exceed the 8% threshold; accordingly, no allocation to the General Partner was made.

4. Management Fees and Other Expenses

Pursuant to the advisory agreement, the Investment Manager is entitled to receive an annual management and advisory fee, payable monthly in arrears, equal to 1.50% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding. For purposes of computing the management fee, total committed capital at June 30, 2007 was $1.97 billion, consisting of $985 million of capital committed by the Common Limited Partner, $329 million of Preferred Limited Interests and $656 million of debt. In addition, the General Partner is entitled to an allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager and a portion of any allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal,

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

4. Management Fees and Other Expenses (continued)

audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $656,000,000. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations. Advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $131,200,000 in borrowings are outstanding.

During the six months ended June 30, 2007, daily weighted-average debt outstanding was $40,290,055, and the weighted-average interest rate on outstanding debt was 5.8%. Interest payments made under the Senior Facility totaled $475,661 during the six months ended June 30, 2007.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s securities activities involve executions, settlement and financing of various securities transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any losses from counterparties with whom it conducts business.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is unknown. However, the Partnership expects the risk of loss to be remote.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

7. Subsequent Event

On July 2, 2007, the Partnership accepted an additional $120 million in common limited partner commitments.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2007

8. Financial Highlights
	Six Months Ended June 30, 2007 (unaudited)	December 15, 2006 (Inception) to December 31, 2006

Period return on invested assets (1), (2)	2.7%	0.5%

Gross return to common limited partner (1)	(7.5%)	(0.4%)
Less: General Partner allocation (1)	0.0%	0.0%
Period return to common limited partner (1), (3)	(7.5%)	(0.4%)

Ratios and Supplemental Data:
Ending net assets attributable to common limited partner	$266,887,379	$145,014,518

Net investment loss / average common limited partner interest (4), (5)	(16.0%)	(14.4%)

Expenses and General Partner allocation/average common limited partner equity
Operating expenses (4), (5)	17.6%	37.4%
General Partner allocation (1)	0.0%	0.0%
Total expenses and General Partner allocation	17.6%	37.4%

Portfolio turnover rate (1)	31.0%	3.7%
Weighted-average debt outstanding	$40,290,055	$20,764,706
Weighted-average interest rate	5.8%	5.7%

Annualized Inception to Date Performance Data as of June 30, 2007:
Return on common limited partner interest (3)	(13.9%)
Return on invested assets (2)	5.9%
Internal rate of return (6)	(16.6%)

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)
Returns (net of dividends to preferred limited partners, allocation to the General Partner, and fund expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	Annualized for periods of less than one year.

(5)
These ratios include interest expense but do not reflect the effect of dividend payments to preferred interestholders. The ratio of expenses to average common limited equity is higher in earlier periods, and net investment income to common limited equity assets is reduced, due to the Partnership’s relatively smaller capital base while the Partnership is ramping up.

(6)
Net of dividends to preferred limited partners, allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The internal rate of return presented assumes liquidation of the fund at net asset value as of the balance sheet date and is reduced by organizational costs that were expensed at the inception of the Partnership.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Portfolio Asset Allocation (% of Cash and Investments)
(Unaudited)

June 30, 2007

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semiannual Shareholder Report in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)           The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely manner.

(b)       None.

ITEM 12.           EXHIBITS.

(a)        (1)            Not applicable for filing of Semiannual Reports to Shareholders.

(a)        (2)           Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)        (3)           Not applicable.

(b)        Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: September 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: September 10, 2007

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: September 10, 2007